ORGANIZATION AND BASIS OF PRESENTATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interest [Line Items]
Current assets	$ 663,914		¥ 4,204,989		¥ 4,300,699
Non-current assets	49,450		309,978		320,331
Total assets	713,364		4,514,967		4,621,030
Current liabilities	575,094		3,813,156		3,725,341
Non-current liabilities	4,553		24,227		29,499
Total liabilities	579,647		3,837,383		3,754,840
Net revenues	1,437,531	¥ 9,312,035	7,956,963	¥ 6,324,998
Net loss	14,133	91,548	88,117	(142,865)
Net cash provided by (used in) operating activities	173	1,122	264,974	272,708
Net cash used in investing activities	$ 114,783	¥ 743,538	(272,618)	(454,462)
Net cash provided by financing activities			4,366	114,241
Ms. Peggy Yu Yu and Mr. Guoqing Li [Member]
Noncontrolling Interest [Line Items]
Notes receivable from Ms. Yu Yu and Mr. Guoqing Li					¥ 20,000
Beijing Dangdang Information Technology Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Jul. 08, 1997	Jul. 08, 1997
Percentage of Ownership by the Company	100.00%				100.00%
Wuxi Dangdang Information Technology Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Aug. 11, 2010	Aug. 11, 2010
Percentage of Ownership by the Company	99.00%				99.00%
Percentage of Ownership by Noncontrolling Owners	1.00%				1.00%
Dangdang Information Technology (Tianjin) Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Sep. 08, 2011	Sep. 08, 2011
Percentage of Ownership by the Company	99.00%				99.00%
Percentage of Ownership by Noncontrolling Owners	1.00%				1.00%
Dangdang Information Technology (Sichuan) Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Apr. 23, 2015	Apr. 23, 2015
Percentage of Ownership by the Company	100.00%				100.00%
Dangdang Information Technology (Shaanxi) Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	May 18, 2015	May 18, 2015
Percentage of Ownership by the Company	100.00%				100.00%
Dangdang Information Technology (Jiangsu) Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Aug. 03, 2015	Aug. 03, 2015
Percentage of Ownership by the Company	100.00%				100.00%
Dangdang Information Technology (Guizhou) Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Aug. 10, 2015	Aug. 10, 2015
Percentage of Ownership by the Company	100.00%				100.00%
Beijing Dangdang Kewen E-Commerce Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Aug. 24, 2004	Aug. 24, 2004
Percentage of Ownership by the Company
Performance fee, percentage of total revenue	5.00%	5.00%
Wuxi Dangdang Kewen E-Commerce Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Date of Establishment	Sep. 20, 2010	Sep. 20, 2010
Percentage of Ownership by the Company
Affiliated PRC Entities [Member]
Noncontrolling Interest [Line Items]
Current assets	$ 88,547		969,831		¥ 573,590
Non-current assets	7,045		22,293		45,636
Total assets	95,592		992,124		619,226
Current liabilities	87,848		600,625		569,059
Non-current liabilities	384		3,317		2,488
Total liabilities	88,232		603,942		¥ 571,547
Net revenues	45,699	¥ 296,030	336,568	311,950
Net loss	(12,757)	(82,637)	(151,589)	(29,118)
Net cash provided by (used in) operating activities	40,796	264,267	(631,178)	104,006
Net cash used in investing activities	$ (471)	¥ (3,048)	¥ (125,043)	(161)
Net cash provided by financing activities				¥ 18,000
Revenue contribution, percentage of total revenues	3.20%	3.20%	4.20%	4.90%
Restricted cash as pledge or collateral			¥ 5,639